Leases (Details) - Schedule of operating leases related to assets and liabilities - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of operating leases related to assets and liabilities [Line Items]
Operating lease assets	$ 116,817	$ 98,361
Operating lease liabilities:
Current operating lease liabilities	122,838	100,421
Total operating lease liabilities	$ 122,838	$ 100,421